Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.5%

Security	Shares	Value
Aerospace & Defense — 1.4%
Boeing Co. (The)(1)	13,686	$5,220,114
Harris Corp.	6,224	994,035
Northrop Grumman Corp.(1)	25,030	6,748,088
Raytheon Co.(1)	13,000	2,367,040
Textron, Inc.(1)	15,478	784,116

		$16,113,393

Airlines — 0.5%
Alaska Air Group, Inc.(1)	27,442	$1,540,045
Southwest Airlines Co.(1)	52,956	2,748,946
United Continental Holdings, Inc.(1)(2)	15,000	1,196,700

		$5,485,691

Auto Components — 0.0%(3)
Garrett Motion, Inc.(2)	6,442	$94,891

		$94,891

Automobiles — 0.5%
Ford Motor Co.(1)	130,500	$1,145,790
General Motors Co.(1)	63,322	2,349,246
Tesla, Inc.(1)(2)	7,000	1,959,020

		$5,454,056

Banks — 3.3%
Bank of America Corp.(1)	290,000	$8,001,100
Citizens Financial Group, Inc.	17,764	577,330
Fifth Third Bancorp(1)	88,466	2,231,112
Huntington Bancshares, Inc.(1)	179,679	2,278,330
JPMorgan Chase & Co.(1)	84,867	8,591,086
KeyCorp	38,413	605,005
M&T Bank Corp.(1)	4,453	699,210
Regions Financial Corp.(1)	348,924	4,937,275
SunTrust Banks, Inc.(1)	49,905	2,956,871
Wells Fargo & Co.(1)	111,947	5,409,279
Zions Bancorp NA(1)	25,204	1,144,514

		$37,431,112

Beverages — 2.0%
Coca-Cola Co. (The)(1)	153,082	$7,173,422
Molson Coors Brewing Co., Class B(1)	33,883	2,021,121
PepsiCo, Inc.(1)	110,352	13,523,638

		$22,718,181

Biotechnology — 3.9%
AbbVie, Inc.	6,412	$516,743
Amgen, Inc.(1)	59,770	11,355,104

Security	Shares	Value
Biogen, Inc.(1)(2)	35,831	$8,469,732
Celgene Corp.(1)(2)	109,127	10,295,041
Gilead Sciences, Inc.(1)	210,061	13,656,066

		$44,292,686

Building Products — 0.2%
Allegion PLC	10,516	$953,906
Johnson Controls International PLC(1)	25,446	939,975
Resideo Technologies, Inc.(2)	10,737	207,117

		$2,100,998

Capital Markets — 2.0%
CME Group, Inc.(1)	12,294	$2,023,347
Goldman Sachs Group, Inc. (The)(1)	12,655	2,429,633
Invesco, Ltd.(1)	25,937	500,843
Moody’s Corp.(1)	32,799	5,939,571
Morgan Stanley(1)	43,096	1,818,651
S&P Global, Inc.(1)	35,507	7,475,999
State Street Corp.(1)	13,478	886,987
T. Rowe Price Group, Inc.(1)	13,079	1,309,470

		$22,384,501

Chemicals — 1.3%
AdvanSix, Inc.(2)	2,576	$73,596
Air Products and Chemicals, Inc.(1)	13,083	2,498,330
DowDuPont, Inc.(1)	71,024	3,786,289
PPG Industries, Inc.(1)	69,093	7,798,527

		$14,156,742

Commercial Services & Supplies — 0.3%
Copart, Inc.(1)(2)	40,986	$2,483,342
Waste Management, Inc.	6,187	642,891

		$3,126,233

Communications Equipment — 2.4%
Arista Networks, Inc.(1)(2)	12,000	$3,773,520
Cisco Systems, Inc.(1)	425,260	22,959,787

		$26,733,307

Consumer Finance — 0.9%
American Express Co.(1)	30,565	$3,340,755
Capital One Financial Corp.	10,757	878,739
Discover Financial Services(1)	87,596	6,233,331

		$10,452,825

Containers & Packaging — 0.1%
WestRock Co.(1)	27,349	$1,048,834

		$1,048,834

Distributors — 0.2%
Genuine Parts Co.(1)	16,898	$1,893,083

		$1,893,083

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)(2)	40,534	$8,142,875

		$8,142,875

Security	Shares	Value
Diversified Telecommunication Services — 0.9%
AT&T, Inc.(1)	122,541	$3,842,886
Verizon Communications, Inc.(1)	98,831	5,843,877

		$9,686,763

Electric Utilities — 0.8%
American Electric Power Co., Inc.	6,004	$502,835
Edison International(1)	59,878	3,707,646
Evergy, Inc.(1)	11,737	681,333
NextEra Energy, Inc.(1)	24,000	4,639,680

		$9,531,494

Energy Equipment & Services — 0.3%
Apergy Corp.(2)	14,935	$613,231
Halliburton Co.(1)	92,888	2,721,619

		$3,334,850

Entertainment — 2.6%
Netflix, Inc.(1)(2)	46,735	$16,663,832
Walt Disney Co. (The)(1)	119,119	13,225,782

		$29,889,614

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.(1)	17,730	$3,493,874
Apartment Investment & Management Co., Class A(1)	42,138	2,119,120
Digital Realty Trust, Inc.(1)	11,664	1,388,016
Host Hotels & Resorts, Inc.	18,010	340,389
ProLogis, Inc.	12,000	863,400
Simon Property Group, Inc.(1)	36,850	6,714,438

		$14,919,237

Food & Staples Retailing — 1.2%
Kroger Co. (The)(1)	193,816	$4,767,873
Sysco Corp.(1)	50,135	3,347,013
Walmart, Inc.(1)	54,000	5,266,620

		$13,381,506

Food Products — 1.5%
Hershey Co. (The)	5,163	$592,867
Hormel Foods Corp.	21,160	947,122
Lamb Weston Holdings, Inc.(1)	16,086	1,205,485
Mondelez International, Inc., Class A(1)	212,633	10,614,639
Tyson Foods, Inc., Class A(1)	45,000	3,124,350

		$16,484,463

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories(1)	52,617	$4,206,203
Baxter International, Inc.(1)	36,672	2,981,800
Edwards Lifesciences Corp.(1)(2)	22,126	4,233,368
Intuitive Surgical, Inc.(1)(2)	28,463	16,240,419
Stryker Corp.(1)	33,820	6,680,126

		$34,341,916

Health Care Providers & Services — 2.2%
Cigna Corp.(1)(2)	33,534	$5,392,938
CVS Health Corp.(1)	93,904	5,064,243
DaVita, Inc.(2)	11,550	627,049

Security	Shares	Value
HCA Healthcare, Inc.	7,000	$912,660
McKesson Corp.	7,813	914,590
UnitedHealth Group, Inc.(1)	46,743	11,557,674

		$24,469,154

Hotels, Restaurants & Leisure — 1.6%
Darden Restaurants, Inc.(1)	6,000	$728,820
Marriott International, Inc., Class A(1)	75,775	9,478,695
McDonald’s Corp.(1)	35,561	6,753,034
Yum! Brands, Inc.(1)	14,466	1,443,851

		$18,404,400

Household Durables — 0.1%
Whirlpool Corp.(1)	8,566	$1,138,336

		$1,138,336

Household Products — 0.6%
Clorox Co. (The)(1)	33,390	$5,357,759
Procter & Gamble Co. (The)(1)	18,414	1,915,977

		$7,273,736

Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.(1)	47,025	$1,997,622

		$1,997,622

Industrial Conglomerates — 1.1%
3M Co.(1)	11,474	$2,384,068
Honeywell International, Inc.(1)	64,422	10,237,944

		$12,622,012

Insurance — 1.5%
American International Group, Inc.(1)	56,746	$2,443,483
Chubb, Ltd.(1)	35,393	4,957,852
Marsh & McLennan Cos., Inc.(1)	15,767	1,480,521
Prudential Financial, Inc.(1)	8,000	735,040
Travelers Cos., Inc. (The)(1)	35,246	4,834,341
Unum Group(1)	70,698	2,391,713

		$16,842,950

Interactive Media & Services — 9.7%
Alphabet, Inc., Class A(1)(2)	32,294	$38,006,486
Alphabet, Inc., Class C(1)(2)	26,500	31,092,715
Facebook, Inc., Class A(1)(2)	234,276	39,051,466
TripAdvisor, Inc.(1)(2)	41,760	2,148,552

		$110,299,219

Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)(2)	43,005	$76,581,154

		$76,581,154

IT Services — 3.9%
Alliance Data Systems Corp.(1)	7,945	$1,390,216
Cognizant Technology Solutions Corp., Class A(1)	143,537	10,399,256
DXC Technology Co.	859	55,243
Fidelity National Information Services, Inc.(1)	62,742	7,096,120
Mastercard, Inc., Class A(1)	38,080	8,965,936

Security	Shares	Value
VeriSign, Inc.(1)(2)	31,550	$5,728,218
Visa, Inc., Class A(1)	63,696	9,948,678

		$43,583,667

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.(1)	12,000	$964,560
PerkinElmer, Inc.(1)	23,065	2,222,543

		$3,187,103

Machinery — 1.4%
Caterpillar, Inc.	5,735	$777,035
Dover Corp.(1)	29,870	2,801,806
Ingersoll-Rand PLC(1)	23,525	2,539,524
Parker-Hannifin Corp.(1)	14,287	2,451,935
Stanley Black & Decker, Inc.(1)	49,559	6,748,449

		$15,318,749

Media — 2.5%
CBS Corp., Class B(1)	88,076	$4,186,252
Comcast Corp., Class A(1)	603,498	24,127,850

		$28,314,102

Metals & Mining — 0.2%
Newmont Mining Corp.	25,563	$914,389
Nucor Corp.(1)	22,035	1,285,742

		$2,200,131

Multi-Utilities — 1.1%
CMS Energy Corp.(1)	177,055	$9,833,635
Dominion Energy, Inc.(1)	36,763	2,818,251

		$12,651,886

Multiline Retail — 0.3%
Macy’s, Inc.(1)	81,687	$1,962,939
Nordstrom, Inc.(1)	11,790	523,240
Target Corp.(1)	8,193	657,570

		$3,143,749

Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.(1)	66,225	$8,157,595
ConocoPhillips(1)	35,000	2,335,900
Diamondback Energy, Inc.(1)	17,075	1,733,625
EOG Resources, Inc.(1)	32,900	3,131,422
Exxon Mobil Corp.(1)	111,669	9,022,855
Murphy Oil Corp.(1)	91,974	2,694,838
Phillips 66(1)	57,101	5,434,302
Pioneer Natural Resources Co.	5,000	761,400
Williams Cos., Inc. (The)	37,548	1,078,379

		$34,350,316

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A(1)	63,774	$10,557,786

		$10,557,786

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.(1)	106,404	$5,076,535
Eli Lilly & Co.(1)	12,046	1,563,089

Security	Shares	Value
Johnson & Johnson(1)	43,189	$6,037,390
Merck & Co., Inc.(1)	147,981	12,307,580
Pfizer, Inc.(1)	242,074	10,280,883

		$35,265,477

Professional Services — 0.4%
Equifax, Inc.(1)	15,738	$1,864,953
Robert Half International, Inc.(1)	39,255	2,557,856

		$4,422,809

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	24,669	$1,219,882

		$1,219,882

Road & Rail — 0.8%
Kansas City Southern	4,645	$538,727
Norfolk Southern Corp.(1)	9,503	1,776,016
Ryder System, Inc.	12,392	768,180
Union Pacific Corp.(1)	37,756	6,312,803

		$9,395,726

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.(2)	37,313	$952,228
Analog Devices, Inc.(1)	56,522	5,950,071
ASML Holding NV – NY Shares(1)	16,394	3,082,892
Cypress Semiconductor Corp.	38,941	581,000
Intel Corp.(1)	362,039	19,441,494
Microchip Technology, Inc.(1)	53,000	4,396,880
Micron Technology, Inc.(1)(2)	116,432	4,812,134
NXP Semiconductors NV(1)	69,644	6,155,833
ON Semiconductor Corp.(1)(2)	99,333	2,043,280
QUALCOMM, Inc.(1)	183,978	10,492,265
Texas Instruments, Inc.(1)	165,256	17,528,704
Versum Materials, Inc.	4,856	244,305
Xperi Corp.	28,424	665,122

		$76,346,208

Software — 10.5%
ANSYS, Inc.(1)(2)	11,433	$2,088,924
Fortinet, Inc.(1)(2)	30,000	2,519,100
Microsoft Corp.(1)	715,097	84,338,540
Oracle Corp.(1)	256,551	13,779,354
Red Hat, Inc.(1)(2)	46,601	8,514,003
salesforce.com, Inc.(1)(2)	49,054	7,768,682

		$119,008,603

Specialty Retail — 2.0%
Advance Auto Parts, Inc.(1)	26,636	$4,542,237
Best Buy Co., Inc.(1)	28,506	2,025,636
Home Depot, Inc. (The)(1)	58,008	11,131,155
Tiffany & Co.(1)	28,579	3,016,514
TJX Cos., Inc. (The)(1)	44,000	2,341,240

		$23,056,782

Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.(1)	438,744	$83,339,423
Hewlett Packard Enterprise Co.	10,000	154,300

		$83,493,723

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B(1)	106,344	$8,955,228

		$8,955,228

Tobacco — 0.6%
Altria Group, Inc.(1)	25,875	$1,486,001
Philip Morris International, Inc.(1)	60,792	5,373,405

		$6,859,406

Trading Companies & Distributors — 0.4%
Fastenal Co.(1)	79,244	$5,096,182

		$5,096,182

Total Common Stocks — 101.5% (identified cost $339,057,038)		$1,149,255,349

Total Written Call Options — (1.7)% (premiums received $15,857,168)		$(19,507,345)

Other Assets, Less Liabilities — 0.2%		$2,106,459

Net Assets — 100.0%		$1,131,854,463

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

Written Call Options — (1.7)%

Exchange-Traded Options — (1.7)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	74	$54,602,905	$7,200	4/3/19	$(1,343,100)
NASDAQ 100 Index	75	55,340,783	7,050	4/5/19	(2,472,750)
NASDAQ 100 Index	75	55,340,783	7,250	4/10/19	(1,206,000)
NASDAQ 100 Index	75	55,340,783	7,250	4/12/19	(1,283,250)
NASDAQ 100 Index	75	55,340,783	7,350	4/17/19	(861,750)
NASDAQ 100 Index	75	55,340,783	7,400	4/18/19	(661,500)
NASDAQ 100 Index	73	53,865,028	7,350	4/24/19	(984,405)
NASDAQ 100 Index	73	53,865,028	7,350	4/26/19	(1,108,140)
S&P 500 Index	190	53,853,600	2,825	4/1/19	(251,750)
S&P 500 Index	190	53,853,600	2,775	4/3/19	(1,141,900)
S&P 500 Index	190	53,853,600	2,740	4/5/19	(1,805,000)
S&P 500 Index	190	53,853,600	2,775	4/8/19	(1,210,300)
S&P 500 Index	190	53,853,600	2,800	4/10/19	(855,950)
S&P 500 Index	190	53,853,600	2,820	4/12/19	(641,250)
S&P 500 Index	190	53,853,600	2,830	4/15/19	(551,000)
S&P 500 Index	190	53,853,600	2,840	4/17/19	(496,850)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	190	$53,853,600	$2,825	4/18/19	$(691,600)
S&P 500 Index	190	53,853,600	2,835	4/22/19	(603,250)
S&P 500 Index	190	53,853,600	2,825	4/24/19	(768,550)
S&P 500 Index	190	53,853,600	2,850	4/26/19	(569,050)

Total					$(19,507,345)

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $19,507,345.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,149,255,349 *	$—	$—	$1,149,255,349
Total Investments	$1,149,255,349	$—	$—	$1,149,255,349

Liability Description
Written Call Options	$(19,507,345)	$—	$—	$(19,507,345)
Total	$(19,507,345)	$—	$—	$(19,507,345)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.